Offerings - Offering: 1	May 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 408,902,682.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,470.00
Offering Note	Title of each class of securities to which transaction applies: A. Common Stock, par value $0.001 per share of TruBridge, Inc. Aggregate number of securities to which transaction applies: 15,577,245 total shares of Common Stock, the sum of: A. 14,805,483 issued and outstanding shares of Common Stock; plus B. 771,762 shares of Common Stock underlying any outstanding Company RSAs (assuming achievement of all vesting criteria and subject to any proration as provided for in the applicable award agreement, in accordance with the Merger Agreement) and Company PSAs (assuming achievement of maximum performance for each Company PSA granted in 2024 and assuming target performance for each Company PSA granted in 2025 and 2026, subject to any proration as provided for in the appliable award agreement, in accordance with the Merger Agreement). Per unit price or other underlying value of the transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"): In accordance with Exchange Act Rule 0-11, the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of May 18, 2026, based on the sum of: A. 14,805,483 shares of Common Stock, multiplied by the Per Share Common Stock Merger Consideration of $26.25 per share; plus B. 771,762 shares of Common Stock underlying any outstanding Company RSAs (assuming achievement of all vesting criteria and subject to any proration as provided for in the applicable award agreement, in accordance with the Merger Agreement) and Company PSAs (assuming achievement of maximum performance for each Company PSA granted in 2024 and assuming target performance for each Company PSA granted in 2025 and 2026, subject to any proration as provided for in the appliable award agreement, in accordance with the Merger Agreement) multiplied by the Per Share Common Stock Merger Consideration of $26.25 per share. This figure ($408,902,682) was then multiplied by 0.00013810.